Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)	100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)	0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)	6.00%
Limited partners unit that can be redeemed (in hundredths)	100.00%
Whole units required per redemption (in units)	100
Percentage of net asset value, redemption charge prior to last day of twelfth month from date of purchase (in hundredths)	2.00%
Percentage of net asset value, redemption charge after the last day of twenty-fourth month from date of purchase (in hundredths)	1.00%
Redemption charges paid to MS&Co. [Abstract]
Aggregate amount of redemption charges paid	$ 0	$ 0	$ 14,645
Litigation Settlement [Abstract]
Settlement award payment			40,052
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
Redemption charges paid to MS&Co. [Abstract]
Aggregate amount of redemption charges paid	0	0	0
Litigation Settlement [Abstract]
Settlement award payment		80	6,177
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	100.00%
Redemption charges paid to MS&Co. [Abstract]
Aggregate amount of redemption charges paid	0	0	19,270
Litigation Settlement [Abstract]
Settlement award payment			$ 40,150